Air traffic liability	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Air traffic liability	20 . Air traffic liability Air traffic liability is comprised of the following:

	December 31,
	2019	2018
Advance ticket sales	1,408,272	1,099,978
TudoAzul program	685,982	572,474

	2,094,254	1,672,452